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QUARTERLY REPORT | MARCH 31, 2026

T-REX 2X Long CRCL Daily Target ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

	Shares	Value
MONEY MARKET FUND - 2.10%
First American Government Obligations Fund - Institutional Class 3.61%(A)	518,322	$518,322
(Cost: $518,322)
TOTAL INVESTMENTS - 2.10%		518,322
(Cost: $518,322)

Other Assets, Net of Liabilities - 97.90%(B)		24,210,559
TOTAL NET ASSETS - 100.00%		$ 24,728,881

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	Circle Internet Group, Inc.	Receive	OBFR01(C) + 125bps	Monthly	8/11/2027	$49,457,395	$ 548,346
TOTAL RETURN SWAP CONTRACTS						$49,457,395	$ 548,346

(A) Effective 7 day yield as of March 31, 2026.

(B) Includes cash which is being held as collateral for total return swap contracts.

(C) OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

QUARTERLY REPORT | MARCH 31, 2026

T-REX 2X Long CRCL Daily Target ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Assets
Money Market Fund	$ 518,322	$ —	$ —	$ 518,322
Net Unrealized Appreciation of Total Return Swap Contracts	—	548,346	—	548,346
	$518,322	$548,346	$—	$1,066,668